May 6, 2013

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Principal Executive Variable Universal Life II (the Registrant ) File Nos. 333-149215,
811-05118

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies the form of Statement of Additional Information for Principal Executive Variable Universal Life II
that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from that contained in the Registrant s most recent post-effective amendment to its registration statement on Form N-6. That post-effective amendment (#5) was filed electronically with the Securities and Exchange Commission on
April 25, 2013 (Accession # 0000812797-13-000050).

If you have any questions regarding this filing, please call me at 515-246-5688.

Very truly yours,

/s/Charles M. Schneider
Charles M. Schneider
Counsel
CMS/